STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)								9 Months Ended		12 Months Ended
	Jul. 17, 2019	May 08, 2019	Nov. 26, 2018	May 15, 2018	Apr. 04, 2018	Dec. 06, 2016	Sep. 22, 2016	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Aug. 21, 2017	Apr. 05, 2016	Mar. 26, 2013	Dec. 10, 2012	Mar. 22, 2012	Aug. 03, 2006
Total number of share authorized								265,000,000
Common stock authorized								250,000,000		250,000,000
Preferred stock authorized								15,000,000		15,000,000
Preferred stock, par value (in dollars per share)								$ 0.001		$ 0.001
Common stock outstanding								12,701,266		7,407,254
Number of options outstanding								1,792,164		803,937
Common stock exercise price (in dollars per share)								$ 5.05		$ 10.13
Number of stock options granted								1,084,758
Total unrecognized stock-based compensation								$ 246,866	$ 1,110,717
Number of vested shares								1,069,418		531,604
Number of unvested shares								722,746		272,333
Gross cash proceeds								$ 2,544,700	2,100,000
2006 Stock Incentive Plan [Member]
Number of shares reserved for future issuance																3,339
Number of options outstanding								1,397
2006 Stock Incentive Plan [Member] | Maximum [Member]
Common stock exercise price (in dollars per share)																$ 3,300
2006 Stock Incentive Plan [Member] | Minimum [Member]
Common stock exercise price (in dollars per share)																$ 2,400
Omnibus Incentive Compensation Plan 2012 [Member]
Common stock purchase price (in dollars per share)											$ 0.001
Common stock authorized											975,000
Weighted exercise price of awarded shares (in dollars per share)								$ 2.7
Number of options authorized												200,000	75,000	27,500	1,667
Number of authorized shares available for grant previously											885,781
Number of authorized shares available for grant											1,570,248
Maximum number of shares granted to individual											150,000
Description of plan terms			The holders of the Company’s common and preferred stock voted to (i) amend the 2012 Plan to eliminate the annual individual award limits under the 2012 Plan and (ii) amend 2012 Plan to increase: (a) the total number of shares of common stock, par value $0.001 per share (“Common Stock”), available for grant under the 2012 Plan (subject to the overall limits described in clause (b) below) from 1,500,000 shares to an aggregate of 2,250,000 shares and (b) the aggregate limitation on authorized shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision (the “Evergreen Provision”), from 2,200,000 shares to 2,950,000 shares.		The holders of the Company’s common stock voted to amend the 2012 Plan to increase (i) the total number of shares of Common Stock available for grant under the 2012 Plan (subject to the overall limit described in clause (ii) below) from 1,072,500 shares to an aggregate of 1,500,000 shares and (ii) the aggregate limitation on the authorization shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision, from 1,570,248 shares to 2,200,000 shares.		(i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 200,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan. Per the above mentioned “evergreen” provision, an additional 50,000 shares were automatically allocated for distribution under the 2012 Plan as of January 1, 2017.
Omnibus Incentive Compensation Plan 2012 [Member] | Maximum [Member]
Common stock exercise price (in dollars per share)								600.00
Omnibus Incentive Compensation Plan 2012 [Member] | Minimum [Member]
Common stock exercise price (in dollars per share)								$ 1.18
2012 Stock Option Plan [Member]
Number of options outstanding								1,590,767
Restricted Stock [Member]
Number of equity instruments other than options outstanding								652,314		406,564
Total unrecognized stock-based compensation									$ 186,600
Number of vested shares								652,314		351,522
Number of unvested shares										55,042
Restricted Stock [Member] | Omnibus Incentive Compensation Plan 2012 [Member]
Number of shares reserved for future issuance								231,919
Number of equity instruments other than options outstanding								652,314
Dr. Robin Smith [Member]
Number of stock options granted		100,000
Number of shares to be forfeited		25,000
Dr. Robin Smith [Member] | Subsequent Event [Member]
Performance bonus	$ 150,000
Dr. Robin Smith [Member] | Restricted Stock [Member]
Number of shares to be forfeited		25,000
Dr. Robin Smith [Member] | Restricted Stock [Member] | Amended and Restated Omnibus Incentive Compensation Plan 2012 [Member]
Number of common stock granted		50,000
Aspire Capital Fund, LLC [Member] | Second Common Stock Purchase Agreement [Member]
Number of common shares purchased				10,000,000
Agreement term				30 months
Common stock purchase price (in dollars per share)				$ 0.50
Description of purchase notice				The Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 50,000 shares of Common Stock per business day, up to $10.0 million of the Company’s common stock in the aggregate at a per share purchase price equal to the lesser of:a) the lowest sale price of Common Stock on the purchase date; or b) the arithmetic average of the three (3) lowest closing sale prices for Common Stock during the twelve (12) consecutive trading days ending on the trading day immediately preceding the purchase date.
Number of common stock issued								3,108,180
Proceeds from issuance of private placement								$ 4,600,000
Aspire Capital Fund, LLC [Member] | Second Common Stock Purchase Agreement [Member] | Commitment Shares [Member]
Number of common shares purchased				250,000
Number of share not request purchase per day				300,000
Aspire Capital Fund, LLC [Member] | Second Common Stock Purchase Agreement [Member] | Maximum [Member]
Number of shares sold per day				50,000
Aspire Capital Fund, LLC [Member] | First Common Stock Purchase Agreement [Member]
Number of common shares purchased						10,000,000		1,180,000
Agreement term						30 months
Common stock purchase price (in dollars per share)						$ 0.50		$ 2.00
Description of purchase notice						Amount equal to 50,000 shares, and the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for Common Stock traded on its principal market on the VWAP Purchase Date.
Gross cash proceeds								$ 2,400,000
Aspire Capital Fund, LLC [Member] | First Common Stock Purchase Agreement [Member] | Commitment Shares [Member]
Number of common shares purchased						80,000
Number of share not request purchase per day						100,000
Aspire Capital Fund, LLC [Member] | First Common Stock Purchase Agreement [Member] | Maximum [Member]
Number of shares sold per day						50,000